SHARE-BASED COMPENSATION (Sogou Share-based Awards, Sogou 2010 Share Incentive Plan, Narrative) (Details) - Sogou 2010 Share Incentive Plan [Member] - shares	12 Months Ended
	Dec. 31, 2020	Aug. 22, 2014
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share incentive award granted from grant date	10 years
Performance-based options [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	four equal installments
Performance-based options [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	two to four installments
Service-based options [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	four equal installments
Service-based options [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	two to four installments
IPO-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	five equal installments
Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		41,500,000